F/m 3-Year Investment Grade Corporate Bond ETF
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 98.3%	Par	Value
Communications - 3.7%
AT&T, Inc., 1.65%, 02/01/2028	$375,000	$348,996
Booking Holdings, Inc., 3.55%, 03/15/2028	365,000	357,315
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 03/15/2028	366,000	361,388
Comcast Corp., 4.15%, 10/15/2028	360,000	357,629
Cox Communications, Inc., 5.45%, 09/15/2028 (a)	342,000	350,114
Discovery Communications LLC, 3.95%, 03/20/2028	371,000	354,263
Expedia Group, Inc., 3.80%, 02/15/2028	366,000	358,452
Interpublic Group of Cos., Inc., 4.65%, 10/01/2028	358,000	358,347
Meta Platforms, Inc., 4.60%, 05/15/2028	352,000	357,678
Netflix, Inc., 4.88%, 04/15/2028	352,000	357,769
Paramount Global, 3.38%, 02/15/2028	371,000	356,763
T-Mobile USA, Inc., 2.05%, 02/15/2028	381,000	358,039
Uber Technologies, Inc., 6.25%, 01/15/2028 (a)	352,000	353,764
Verizon Communications, Inc., 4.33%, 09/21/2028	352,000	351,263
Vodafone Group PLC, 4.38%, 05/30/2028 (b)	352,000	355,747
Walt Disney Co., 2.20%, 01/13/2028	375,000	358,210
		5,695,737

Consumer Discretionary - 7.8%
Amazon.com, Inc., 1.65%, 05/12/2028	383,000	358,030
American Honda Finance Corp., 5.13%, 07/07/2028	350,000	355,613
Automatic Data Processing, Inc., 1.70%, 05/15/2028	382,000	357,356
AutoNation, Inc., 1.95%, 08/01/2028	392,000	360,534
AutoZone, Inc., 4.50%, 02/01/2028	356,000	356,968
Best Buy Co., Inc., 4.45%, 10/01/2028	360,000	359,938
Block Financial LLC, 2.50%, 07/15/2028	384,000	357,290
BMW US Capital LLC, 5.05%, 08/11/2028 (a)	353,000	357,289
Carnival Corp., 4.00%, 08/01/2028 (a)	369,000	356,546
Delta Air Lines, Inc., 4.38%, 04/19/2028	358,000	353,294
eBay, Inc., 5.95%, 11/22/2027	345,000	357,050
ERAC USA Finance LLC, 4.60%, 05/01/2028 (a)	352,000	354,081
General Motors Financial Co., Inc., 5.80%, 06/23/2028	346,000	353,184
Harley-Davidson Financial Services, Inc., 6.50%, 03/10/2028 (a)	347,000	354,521
Home Depot, Inc., 1.50%, 09/15/2028	388,000	356,554
Hyatt Hotels Corp., 5.05%, 03/30/2028	359,000	360,784
Hyundai Capital America, 5.68%, 06/26/2028 (a)	346,000	352,712
Leggett & Platt, Inc., 3.50%, 11/15/2027	368,000	354,519
Lennar Corp., 4.75%, 11/29/2027	353,000	354,214
LKQ Corp., 5.75%, 06/15/2028	345,000	353,991
Lowe's Cos., Inc., 1.70%, 09/15/2028	383,000	351,550
Marriott International, Inc./MD, 5.55%, 10/15/2028	348,000	358,992
Masco Corp., 1.50%, 02/15/2028	389,000	357,978
Mattel, Inc., 5.88%, 12/15/2027 (a)	351,000	352,228
McDonald's Corp., 3.80%, 04/01/2028	357,000	352,603
Mohawk Industries, Inc., 5.85%, 09/18/2028	348,000	359,447
O'Reilly Automotive, Inc., 4.35%, 06/01/2028	357,000	356,565
Southwest Airlines Co., 3.45%, 11/16/2027	364,000	353,002
Stanley Black & Decker, Inc., 6.00%, 03/06/2028	342,000	354,468
Starbucks Corp., 3.50%, 03/01/2028	369,000	360,049
TJX Cos., Inc., 1.15%, 05/15/2028	392,000	359,937
Toll Brothers Finance Corp., 4.35%, 02/15/2028	362,000	358,843
Toyota Motor Credit Corp., 4.63%, 01/12/2028	352,000	354,604
UL Solutions, Inc., 6.50%, 10/20/2028 (a)	344,000	359,465
		12,114,199

Consumer Staples - 6.7%
7-Eleven, Inc., 1.30%, 02/10/2028 (a)	392,000	358,026
Altria Group, Inc., 4.88%, 02/04/2028	355,000	358,280
BAT Capital Corp., 2.26%, 03/25/2028	374,000	351,688
Bunge Ltd. Finance Corp., 4.10%, 01/07/2028	361,000	358,174
Cargill, Inc., 4.63%, 02/11/2028 (a)	355,000	358,380
Clorox Co., 3.90%, 05/15/2028	360,000	356,475
Coca-Cola Co., 1.00%, 03/15/2028	389,000	359,253
Colgate-Palmolive Co., 4.60%, 03/01/2028	353,000	358,484
Conagra Brands, Inc., 1.38%, 11/01/2027	386,000	357,332
Constellation Brands, Inc., 3.60%, 02/15/2028	368,000	359,822
Dollar General Corp., 4.63%, 11/01/2027	360,000	359,972
Dollar Tree, Inc., 4.20%, 05/15/2028	360,000	354,125
Estee Lauder Cos., Inc., 4.38%, 05/15/2028	354,000	354,325
General Mills, Inc., 4.20%, 04/17/2028	356,000	354,310
Heineken NV, 3.50%, 01/29/2028 (a)	355,000	346,920
Hershey Co., 4.55%, 02/24/2028	353,000	356,658
Hormel Foods Corp., 1.70%, 06/03/2028	385,000	357,332
J M Smucker Co., 3.38%, 12/15/2027	365,000	357,686
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 5.13%, 02/01/2028	353,000	356,545
Kellanova, 4.30%, 05/15/2028	358,000	358,481
Kenvue, Inc., 5.05%, 03/22/2028	342,000	350,637
Keurig Dr Pepper, Inc., 4.60%, 05/25/2028	354,000	355,393
Mars, Inc., 4.60%, 03/01/2028 (a)	356,000	357,657
Mondelez International, Inc., 4.13%, 05/07/2028	357,000	355,662
PepsiCo, Inc., 4.45%, 02/07/2028	352,000	355,233
Philip Morris International, Inc., 4.88%, 02/15/2028	353,000	357,786
Procter & Gamble Co., 3.95%, 01/26/2028	357,000	357,915
The Campbell's Co., 4.15%, 03/15/2028	363,000	360,219
Walmart, Inc., 3.70%, 06/26/2028	360,000	356,751
		10,339,521

Energy - 7.6%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/2027	364,000	356,051
BP Capital Markets America, Inc., 5.02%, 11/17/2027	348,000	353,440
Cheniere Energy, Inc., 4.63%, 10/15/2028	364,000	360,289
Chevron USA, Inc., 4.48%, 02/26/2028	349,000	352,230
Columbia Pipelines Holding Co. LLC, 6.04%, 08/15/2028 (a)	346,000	356,587
Continental Resources, Inc., 4.38%, 01/15/2028	361,000	353,155
Devon Energy Corp., 5.88%, 06/15/2028	352,000	351,997
Enbridge, Inc., 6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	360,000	354,127
Energy Transfer LP, 5.55%, 02/15/2028	348,000	356,486
Enterprise Products Operating LLC, 4.15%, 10/16/2028	362,000	359,395
EQT Corp., 5.70%, 04/01/2028	348,000	355,357
Equinor ASA, 3.63%, 09/10/2028	358,000	351,692
Helmerich & Payne, Inc., 4.65%, 12/01/2027 (a)	352,000	348,185
HF Sinclair Corp., 5.00%, 02/01/2028	356,000	354,275
Kinder Morgan, Inc., 4.30%, 03/01/2028 (b)	361,000	359,981
Marathon Petroleum Corp., 3.80%, 04/01/2028	359,000	351,647
MPLX LP, 4.00%, 03/15/2028	366,000	360,835
Occidental Petroleum Corp., 6.38%, 09/01/2028	347,000	357,861
ONEOK, Inc., 4.55%, 07/15/2028	358,000	356,821
Ovintiv, Inc., 5.65%, 05/15/2028	354,000	360,861
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	366,000	351,095
Phillips 66, 3.90%, 03/15/2028	366,000	360,455
Sabal Trail Transmission LLC, 4.25%, 05/01/2028 (a)	369,000	361,811
Sabine Pass Liquefaction LLC, 4.20%, 03/15/2028	362,000	358,614
Schlumberger Holdings Corp., 3.90%, 05/17/2028 (a)	360,000	354,146
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 01/15/2028	355,000	354,500
Texas Eastern Transmission LP, 3.50%, 01/15/2028 (a)	364,000	355,508
TotalEnergies Capital SA, 3.88%, 10/11/2028	362,000	358,511
TransCanada PipeLines Ltd., 4.25%, 05/15/2028	359,000	356,170
Valero Energy Corp., 4.35%, 06/01/2028	357,000	355,176
Western Midstream Operating LP, 4.50%, 03/01/2028	362,000	356,558
Williams Cos., Inc., 5.30%, 08/15/2028	351,000	358,818
Woodside Finance Ltd., 3.70%, 03/15/2028 (a)	361,000	349,430
		11,742,064

Financials - 28.5%
Agree LP, 2.00%, 06/15/2028	376,000	349,023
Air Lease Corp., 5.30%, 02/01/2028	351,000	357,623
Aircastle Ltd., 2.85%, 01/26/2028 (a)	377,000	356,196
Alexandria Real Estate Equities, Inc., 3.95%, 01/15/2028	363,000	357,715
Ally Financial, Inc., 6.99% to 06/13/2028 then SOFR + 3.26%, 06/13/2029 (b)	335,000	350,001
American Express Co., 4.73% to 04/25/2028 then SOFR + 1.26%, 04/25/2029	358,000	359,996
American Homes 4 Rent LP, 4.25%, 02/15/2028	362,000	357,560
American International Group, Inc., 4.20%, 04/01/2028	355,000	352,343
American Tower Corp., 5.50%, 03/15/2028	351,000	358,904
Ares Capital Corp., 2.88%, 06/15/2028	382,000	356,671
Ares Strategic Income Fund, 5.70%, 03/15/2028	348,000	348,576
Arthur J Gallagher & Co., 4.60%, 12/15/2027	345,000	345,799
Assurant, Inc., 4.90%, 03/27/2028	358,000	358,690
Assured Guaranty US Holdings, Inc., 6.13%, 09/15/2028	342,000	357,073
Athene Holding Ltd., 4.13%, 01/12/2028	362,000	355,907
AvalonBay Communities, Inc., 3.20%, 01/15/2028	367,000	356,626
Aviation Capital Group LLC, 3.50%, 11/01/2027 (a)	364,000	352,272
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027 (a)	377,000	355,351
AXIS Specialty Finance PLC, 4.00%, 12/06/2027	361,000	354,754
Bank of America Corp., 3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028	365,000	354,161
Bank of Montreal, 3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032	366,000	353,969
Bank of Nova Scotia, 4.93% to 02/14/2028 then SOFR + 0.89%, 02/14/2029	355,000	357,557
BGC Group, Inc., 8.00%, 05/25/2028	329,000	349,100
Blackstone Holdings Finance Co. LLC, 1.63%, 08/05/2028 (a)(b)	391,000	357,304
Blackstone Secured Lending Fund, 5.35%, 04/13/2028 (b)	361,000	361,748
Blue Owl Capital Corp., 2.88%, 06/11/2028	379,000	349,660
Blue Owl Credit Income Corp., 7.95%, 06/13/2028	329,000	348,185
Blue Owl Technology Finance Corp., 6.10%, 03/15/2028 (a)	353,000	350,030
Boston Properties LP, 6.75%, 12/01/2027	335,000	349,530
Brighthouse Financial Global Funding, 2.00%, 06/28/2028 (a)	389,000	356,024
Brixmor Operating Partnership LP, 2.25%, 04/01/2028	380,000	356,078
Brookfield Finance, Inc., 3.90%, 01/25/2028	363,000	356,244
Camden Property Trust, 4.10%, 10/15/2028	364,000	360,595
Canadian Imperial Bank of Commerce, 4.86% to 03/31/2028 then SOFR + 1.03%, 03/30/2029	358,000	359,902
Capital One Financial Corp., 6.31% to 06/08/2028 then SOFR + 2.64%, 06/08/2029	337,000	350,982
Charles Schwab Corp., 2.00%, 03/20/2028	374,000	352,356
Cincinnati Financial Corp., 6.92%, 05/15/2028	336,000	359,074
CME Group, Inc., 3.75%, 06/15/2028	356,000	352,071
CNO Global Funding, 4.88%, 12/10/2027 (a)	353,000	353,957
Commonwealth Bank of Australia, 3.90%, 03/16/2028 (a)	356,000	353,417
Corebridge Global Funding, 4.90%, 01/07/2028 (a)	353,000	357,178
Crown Castle, Inc., 5.00%, 01/11/2028 (b)	353,000	355,193
Digital Realty Trust LP, 5.55%, 01/15/2028	347,000	355,274
DOC DR LLC, 3.95%, 01/15/2028	363,000	357,087
EPR Properties, 4.95%, 04/15/2028	359,000	356,176
Equinix, Inc., 1.55%, 03/15/2028	388,000	359,516
Equitable Holdings, Inc., 4.35%, 04/20/2028	356,000	353,592
ERP Operating LP, 3.50%, 03/01/2028	360,000	352,120
Essex Portfolio LP, 1.70%, 03/01/2028	386,000	357,137
Extra Space Storage LP, 5.70%, 04/01/2028	351,000	360,807
F&G Annuities & Life, Inc., 7.40%, 01/13/2028	337,000	350,715
Fairfax Financial Holdings Ltd., 4.85%, 04/17/2028	353,000	354,804
Federal Realty OP LP, 5.38%, 05/01/2028	346,000	352,618
Fidelity National Financial, Inc., 4.50%, 08/15/2028	361,000	357,809
Fidelity National Information Services, Inc., 1.65%, 03/01/2028 (b)	379,000	351,290
Fifth Third Bancorp, 6.34% (SOFR + 2.34%), 07/27/2029	339,000	354,608
First-Citizens Bank & Trust Co., 6.13%, 03/09/2028	346,000	358,273
Fiserv, Inc., 4.20%, 10/01/2028	362,000	358,119
FS KKR Capital Corp., 3.13%, 10/12/2028	396,000	358,678
GATX Corp., 3.50%, 03/15/2028	369,000	358,572
Global Payments, Inc., 4.45%, 06/01/2028	358,000	354,789
Globe Life, Inc., 4.55%, 09/15/2028	353,000	352,810
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/2028	347,000	353,383
Goldman Sachs Group, Inc., 4.22% to 05/01/2028 then 3 mo. Term SOFR + 1.56%, 05/01/2029	358,000	354,310
Goodman US Finance Three LLC, 3.70%, 03/15/2028 (a)	361,000	351,413
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/2028 (a)	352,000	345,615
Guardian Life Global Funding, 5.74%, 10/02/2028 (a)	342,000	355,993
Highwoods Realty LP, 4.13%, 03/15/2028	367,000	357,676
Horace Mann Educators Corp., 7.25%, 09/15/2028	332,000	354,498
HPS Corporate Lending Fund, 5.45%, 01/14/2028 (b)	353,000	352,934
Huntington Bancshares, Inc., 6.21% to 08/21/2028 then SOFR + 2.02%, 08/21/2029	341,000	355,448
Jefferies Financial Group, Inc., 5.88%, 07/21/2028	345,000	354,172
JPMorgan Chase Financial Co. LLC, 5.00%, 08/28/2028	355,000	357,486
Kimco Realty OP LLC, 1.90%, 03/01/2028	385,000	359,461
Lazard Group LLC, 4.50%, 09/19/2028	364,000	360,304
Lincoln National Corp., 3.80%, 03/01/2028 (b)	363,000	354,822
LPL Holdings, Inc., 4.90%, 04/03/2028	358,000	358,486
Macquarie Airfinance Holdings Ltd., 5.20%, 03/27/2028 (a)	358,000	359,050
Macquarie Group Ltd., 3.76% to 11/28/2027 then 3 mo. Term SOFR + 1.63%, 11/28/2028 (a)	362,000	353,197
Markel Group, Inc., 3.50%, 11/01/2027	361,000	352,195
Marsh & McLennan Cos., Inc., 4.55%, 11/08/2027	352,000	353,450
Mastercard, Inc., 4.10%, 01/15/2028	357,000	357,217
MGIC Investment Corp., 5.25%, 08/15/2028	360,000	357,501
Mid-America Apartments LP, 4.20%, 06/15/2028	359,000	356,156
Mitsubishi UFJ Financial Group, Inc., 3.96%, 03/02/2028	355,000	351,142
Morgan Stanley, 3.77% to 01/24/2028 then 3 mo. Term SOFR + 1.40%, 01/24/2029	365,000	357,169
Nasdaq, Inc., 5.35%, 06/28/2028	347,000	356,124
New York Life Global Funding, 4.85%, 01/09/2028 (a)	352,000	356,019
NNN REIT, Inc., 4.30%, 10/15/2028	364,000	359,903
Northern Trust Corp., 3.65%, 08/03/2028	365,000	358,598
Northwestern Mutual Global Funding, 4.90%, 06/12/2028 (a)	350,000	354,976
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028	357,000	357,239
Pacific Life Global Funding II, 1.45%, 01/20/2028 (a)	385,000	356,784
PayPal Holdings, Inc., 4.45%, 03/06/2028	354,000	355,568
Penske Truck Leasing Co. Lp / PTL Finance Corp., 6.05%, 08/01/2028 (a)	344,000	356,685
Piedmont Operating Partnership LP, 9.25%, 07/20/2028	319,000	352,266
Prologis LP, 4.88%, 06/15/2028	351,000	356,066
Protective Life Corp., 4.30%, 09/30/2028 (a)	360,000	356,552
Prudential Financial, Inc., 3.88%, 03/27/2028	358,000	354,683
Public Storage Operating Co., 1.85%, 05/01/2028	382,000	356,460
Realty Income Corp., 3.40%, 01/15/2028	366,000	356,965
Regency Centers LP, 4.13%, 03/15/2028	355,000	352,744
Regions Financial Corp., 1.80%, 08/12/2028	392,000	358,374
Rexford Industrial Realty LP, 5.00%, 06/15/2028	353,000	353,206
Rheinland-Pfalz Bank, 6.88%, 02/23/2028 (a)(b)(c)	336,000	354,448
Royal Bank of Canada, 4.97% to 01/24/2028 then SOFR + 0.83%, 01/24/2029	353,000	356,513
Sammons Financial Group Global Funding, 5.05%, 01/10/2028 (a)	352,000	356,156
Santander Holdings USA, Inc., 6.50% to 03/09/2028 then SOFR + 2.36%, 03/09/2029	346,000	358,405
Simon Property Group LP, 1.75%, 02/01/2028	383,000	358,192
Sixth Street Specialty Lending, Inc., 6.95%, 08/14/2028	341,000	356,087
State Street Corp., 4.54%, 02/28/2028	348,000	350,709
Store Capital LLC, 4.50%, 03/15/2028	365,000	358,219
Synchrony Financial, 3.95%, 12/01/2027	361,000	351,064
Truist Financial Corp., 7.16% to 10/30/2028 then SOFR + 2.45%, 10/30/2029	334,000	359,564
UDR, Inc., 3.50%, 01/15/2028	366,000	357,203
US Bancorp, 5.78% to 06/12/2028 then SOFR + 2.02%, 06/12/2029	342,000	353,045
Ventas Realty LP, 4.00%, 03/01/2028	365,000	359,187
VICI Properties LP, 4.75%, 02/15/2028	357,000	357,098
Voya Financial, Inc., 4.70% to 01/23/2028 then 3 mo. LIBOR US + 2.08%, 01/23/2048 (d)	383,000	362,489
WEA Finance LLC, 4.13%, 09/20/2028 (a)	363,000	353,451
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	347,000	355,983
Welltower OP LLC, 4.25%, 04/15/2028	356,000	354,906
Westpac Banking Corp., 5.46%, 11/18/2027	353,000	363,051
Willis North America, Inc., 4.50%, 09/15/2028	352,000	350,868
		44,069,117

Health Care - 8.8%
Abbott Laboratories, 1.15%, 01/30/2028	378,000	352,091
AbbVie, Inc., 4.65%, 03/15/2028	355,000	358,587
Advocate Health & Hospitals Corp., 3.83%, 08/15/2028	366,000	359,221
Amgen, Inc., 5.15%, 03/02/2028	352,000	358,436
Astrazeneca Finance LLC, 1.75%, 05/28/2028	384,000	358,162
Bayer Corp., 6.65%, 02/15/2028 (a)	340,000	354,432
Becton Dickinson & Co., 4.69%, 02/13/2028	356,000	357,549
Bon Secours Mercy Health, Inc., 4.30%, 07/01/2028	351,000	348,483
Boston Scientific Corp., 4.00%, 03/01/2028	353,000	351,901
Bristol-Myers Squibb Co., 3.90%, 02/20/2028	361,000	358,382
Cencora, Inc., 3.45%, 12/15/2027	366,000	357,275
Centene Corp., 4.25%, 12/15/2027	363,000	354,533
CHRISTUS Health, 4.34%, 07/01/2028	359,000	355,038
Cigna Group, 4.38%, 10/15/2028	360,000	357,991
CommonSpirit Health, 6.07%, 11/01/2027	350,000	360,780
CVS Health Corp., 4.30%, 03/25/2028	355,000	351,063
Edwards Lifesciences Corp., 4.30%, 06/15/2028	359,000	357,800
Elevance Health, Inc., 3.65%, 12/01/2027	362,000	355,404
Eli Lilly & Co., 4.55%, 02/12/2028	354,000	357,908
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/2028	359,000	356,085
HCA, Inc., 5.63%, 09/01/2028	351,000	359,072
Humana, Inc., 5.75%, 03/01/2028	349,000	358,121
Illumina, Inc., 5.75%, 12/13/2027	345,000	351,657
Johnson & Johnson, 2.90%, 01/15/2028	367,000	357,219
McKesson Corp., 4.90%, 07/15/2028	350,000	355,607
Medtronic Global Holdings SCA, 4.25%, 03/30/2028	351,000	351,477
Merck & Co., Inc., 4.05%, 05/17/2028	355,000	354,920
Mylan, Inc., 4.55%, 04/15/2028	368,000	360,008
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	353,000	354,817
Quest Diagnostics, Inc., 4.60%, 12/15/2027	353,000	354,986
Revvity, Inc., 1.90%, 09/15/2028	392,000	359,377
Sanofi SA, 3.63%, 06/19/2028	363,000	357,453
SSM Health Care Corp., 4.89%, 06/01/2028	350,000	353,266
Stryker Corp., 4.70%, 02/10/2028	355,000	358,248
Sutter Health, 3.70%, 08/15/2028	365,000	354,982
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028	388,000	357,050
UnitedHealth Group, Inc., 3.85%, 06/15/2028	361,000	355,036
Zoetis, Inc., 3.90%, 08/20/2028	358,000	353,839
		13,528,256

Industrials - 11.5%
3M Co., 3.63%, 09/14/2028	364,000	355,648
ABB Finance USA, Inc., 3.80%, 04/03/2028	358,000	354,792
Boeing Co., 3.25%, 02/01/2028	371,000	357,931
Canadian National Railway Co., 6.90%, 07/15/2028	329,000	353,545
Canadian Pacific Railway Co., 4.00%, 06/01/2028	351,000	347,175
Caterpillar Financial Services Corp., 4.60%, 11/15/2027	351,000	353,898
CH Robinson Worldwide, Inc., 4.20%, 04/15/2028	368,000	361,958
CNH Industrial Capital LLC, 4.55%, 04/10/2028	358,000	357,254
CNH Industrial NV, 3.85%, 11/15/2027	360,000	355,999
CSX Corp., 3.80%, 03/01/2028	364,000	358,991
Eaton Corp., 4.35%, 05/18/2028	355,000	356,518
FedEx Corp., 3.40%, 02/15/2028 (a)	362,000	349,647
General Dynamics Corp., 3.75%, 05/15/2028	363,000	359,746
GFL Environmental, Inc., 3.50%, 09/01/2028 (a)	377,000	359,115
HEICO Corp., 5.25%, 08/01/2028	351,000	358,529
Honeywell International, Inc., 4.95%, 02/15/2028	351,000	356,966
Howmet Aerospace, Inc., 6.75%, 01/15/2028	334,000	351,908
Hubbell, Inc., 3.50%, 02/15/2028	366,000	356,533
Huntington Ingalls Industries, Inc., 3.48%, 12/01/2027	365,000	355,121
Ingersoll Rand, Inc., 5.40%, 08/14/2028 (b)	348,000	357,338
Jacobs Engineering Group, Inc., 6.35%, 08/18/2028	340,000	355,190
John Deere Capital Corp., 4.95%, 07/14/2028	350,000	357,329
Kennametal, Inc., 4.63%, 06/15/2028	356,000	353,789
Kirby Corp., 4.20%, 03/01/2028	364,000	358,042
L3Harris Technologies, Inc., 4.40%, 06/15/2028	357,000	355,561
Lennox International, Inc., 5.50%, 09/15/2028	351,000	360,517
Lockheed Martin Corp., 5.10%, 11/15/2027	345,000	353,274
MasTec, Inc., 4.50%, 08/15/2028 (a)	366,000	359,329
Molex Electronic Technologies LLC, 4.75%, 04/30/2028 (a)	356,000	356,439
Nordson Corp., 5.60%, 09/15/2028	350,000	358,726
Norfolk Southern Corp., 3.80%, 08/01/2028	355,000	348,955
Northrop Grumman Corp., 3.25%, 01/15/2028	366,000	356,152
nVent Finance Sarl, 4.55%, 04/15/2028	359,000	357,081
Oshkosh Corp., 4.60%, 05/15/2028	355,000	353,619
Otis Worldwide Corp., 5.25%, 08/16/2028	350,000	358,874
PACCAR Financial Corp., 4.55%, 03/03/2028	347,000	350,262
Regal Rexnord Corp., 6.05%, 04/15/2028	346,000	355,230
Republic Services, Inc., 3.95%, 05/15/2028	362,000	358,685
Ryder System, Inc., 5.25%, 06/01/2028	347,000	353,671
Textron, Inc., 3.38%, 03/01/2028	364,000	352,502
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/2028	366,000	359,315
Trimble, Inc., 4.90%, 06/15/2028	353,000	356,192
Union Pacific Corp., 3.95%, 09/10/2028	354,000	350,517
United Parcel Service, Inc., 3.05%, 11/15/2027	364,000	354,817
Veralto Corp., 5.35%, 09/18/2028	342,000	351,048
Vontier Corp., 2.40%, 04/01/2028	380,000	356,235
Waste Management, Inc., 4.50%, 03/15/2028	356,000	358,296
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/2028 (c)	359,000	360,020
XPO, Inc., 6.25%, 06/01/2028 (a)	347,000	350,467
Xylem, Inc., 1.95%, 01/30/2028	381,000	358,433
		17,787,179

Materials - 5.3%
Amcor Flexibles North America, Inc., 4.80%, 03/17/2028 (a)	358,000	358,921
ArcelorMittal SA, 6.55%, 11/29/2027	336,000	348,457
Berry Global, Inc., 5.50%, 04/15/2028	355,000	361,667
BHP Billiton Finance USA Ltd., 4.75%, 02/28/2028	345,000	349,271
Carlisle Cos., Inc., 3.75%, 12/01/2027	363,000	355,672
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP, 3.70%, 06/01/2028 (a)	361,000	352,851
Ecolab, Inc., 5.25%, 01/15/2028	346,000	354,993
Freeport-McMoRan, Inc., 4.13%, 03/01/2028	364,000	357,980
Glencore Funding LLC, 6.13%, 10/06/2028 (a)	342,000	355,690
Holcim Finance US LLC, 4.70%, 04/07/2028 (a)	358,000	359,831
International Flavors & Fragrances, Inc., 4.45%, 09/26/2028	357,000	353,809
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	364,000	355,104
Mosaic Co., 4.05%, 11/15/2027	359,000	354,230
Nucor Corp., 3.95%, 05/01/2028	359,000	356,229
Nutrien Ltd., 4.90%, 03/27/2028	347,000	350,643
Packaging Corp. of America, 3.40%, 12/15/2027	364,000	354,687
PPG Industries, Inc., 3.75%, 03/15/2028	366,000	359,050
Rio Tinto Finance USA PLC, 4.50%, 03/14/2028	351,000	352,421
Sherwin-Williams Co., 4.55%, 03/01/2028	358,000	359,717
Suzano Austria GmbH, 2.50%, 09/15/2028	390,000	358,713
UPM-Kymmene Oyj, 7.45%, 11/26/2027 (a)	330,000	348,992
WRKCo, Inc., 4.00%, 03/15/2028	366,000	359,502
Yara International ASA, 4.75%, 06/01/2028 (a)	357,000	355,867
		8,174,297

Technology - 9.2%
Adobe, Inc., 4.75%, 01/17/2028	351,000	356,467
Advanced Micro Devices, Inc., 4.32%, 03/24/2028	359,000	360,489
Analog Devices, Inc., 1.70%, 10/01/2028	388,000	356,306
Apple, Inc., 1.20%, 02/08/2028	386,000	358,304
Arrow Electronics, Inc., 3.88%, 01/12/2028	366,000	358,216
Avnet, Inc., 6.25%, 03/15/2028	346,000	357,312
Booz Allen Hamilton, Inc., 3.88%, 09/01/2028 (a)	363,000	347,627
Broadcom, Inc., 4.11%, 09/15/2028	355,000	352,153
CDW LLC / CDW Finance Corp., 4.25%, 04/01/2028	367,000	361,330
Cisco Systems, Inc., 4.55%, 02/24/2028	346,000	349,926
Concentrix Corp., 6.60%, 08/02/2028 (b)	340,000	356,452
Dell International LLC / EMC Corp., 4.75%, 04/01/2028	356,000	357,635
DXC Technology Co., 2.38%, 09/15/2028	393,000	360,062
Equifax, Inc., 5.10%, 12/15/2027	350,000	353,423
Flex Ltd., 6.00%, 01/15/2028	345,000	354,072
Gartner, Inc., 4.50%, 07/01/2028 (a)	361,000	356,717
Hewlett Packard Enterprise Co., 5.25%, 07/01/2028 (b)	350,000	356,625
HP, Inc., 4.75%, 01/15/2028	354,000	355,219
Intel Corp., 4.88%, 02/10/2028	355,000	357,886
Intuit, Inc., 5.13%, 09/15/2028	343,000	352,475
Jabil, Inc., 3.95%, 01/12/2028	364,000	357,974
Kyndryl Holdings, Inc., 2.70%, 10/15/2028	384,000	360,152
Marvell Technology, Inc., 2.45%, 04/15/2028	377,000	355,422
Microchip Technology, Inc., 4.90%, 03/15/2028	357,000	358,294
Micron Technology, Inc., 5.38%, 04/15/2028	355,000	362,276
Moody's Corp., 3.25%, 01/15/2028	358,000	349,133
Motorola Solutions, Inc., 4.60%, 02/23/2028	357,000	357,651
NVIDIA Corp., 1.55%, 06/15/2028	385,000	357,673
Open Text Corp., 6.90%, 12/01/2027 (a)	340,000	350,149
Oracle Corp., 3.25%, 11/15/2027	364,000	354,073
QUALCOMM, Inc., 1.30%, 05/20/2028	389,000	358,728
Roper Technologies, Inc., 4.20%, 09/15/2028	364,000	361,278
S&P Global, Inc., 4.75%, 08/01/2028	353,000	356,526
Salesforce, Inc., 3.70%, 04/11/2028	359,000	355,265
Synopsys, Inc., 4.65%, 04/01/2028	350,000	352,115
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028	347,000	350,623
TD SYNNEX Corp., 2.38%, 08/09/2028	385,000	357,175
Teledyne Technologies, Inc., 2.25%, 04/01/2028 (b)	377,000	355,690
Texas Instruments, Inc., 4.60%, 02/15/2028	354,000	358,188
VMware LLC, 1.80%, 08/15/2028	390,000	356,906
		14,243,987

Utilities - 9.2%
AES Corp., 5.45%, 06/01/2028	348,000	352,549
Ameren Corp., 1.75%, 03/15/2028	379,000	351,509
American Water Capital Corp., 3.75%, 09/01/2028	364,000	357,331
Ausgrid Finance Pty Ltd., 4.35%, 08/01/2028 (a)	362,000	356,501
Berkshire Hathaway Energy Co., 3.25%, 04/15/2028	364,000	354,445
Black Hills Corp., 5.95%, 03/15/2028	347,000	359,220
CenterPoint Energy Resources Corp., 5.25%, 03/01/2028	347,000	354,124
Consolidated Edison Co. of New York, Inc., 3.13%, 11/15/2027	365,000	355,006
Constellation Energy Generation LLC, 5.60%, 03/01/2028	349,000	359,815
Consumers Energy Co., 4.65%, 03/01/2028	355,000	358,383
DTE Energy Co., 4.88%, 06/01/2028	352,000	355,164
Duke Energy Corp., 4.30%, 03/15/2028	361,000	360,086
Enel Chile SA, 4.88%, 06/12/2028	355,000	353,571
Entergy Corp., 1.90%, 06/15/2028	376,000	348,874
Evergy Kansas Central, Inc., 4.70%, 03/13/2028	349,000	351,087
Eversource Energy, 5.45%, 03/01/2028	351,000	358,715
Exelon Corp., 5.15%, 03/15/2028	344,000	349,914
Interstate Power and Light Co., 4.10%, 09/26/2028	356,000	351,046
ITC Holdings Corp., 3.35%, 11/15/2027	365,000	354,861
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/2028 (a)	359,000	354,296
Narragansett Electric Co., 3.92%, 08/01/2028 (a)	365,000	356,208
National Fuel Gas Co., 4.75%, 09/01/2028	361,000	358,929
National Grid PLC, 5.60%, 06/12/2028	345,000	354,952
National Rural Utilities Cooperative Finance Corp., 4.75%, 02/07/2028	354,000	357,556
New York State Electric & Gas Corp., 5.65%, 08/15/2028 (a)	347,000	356,362
NextEra Energy Capital Holdings, Inc., 1.90%, 06/15/2028	385,000	356,645
NiSource, Inc., 5.25%, 03/30/2028	354,000	360,817
NRG Energy, Inc., 2.45%, 12/02/2027 (a)	376,000	353,729
Oklahoma Gas and Electric Co., 3.80%, 08/15/2028	356,000	349,995
Oncor Electric Delivery Co. LLC, 4.30%, 05/15/2028	355,000	355,153
Public Service Enterprise Group, Inc., 5.85%, 11/15/2027	342,000	352,520
Puget Energy, Inc., 2.38%, 06/15/2028	381,000	357,421
Sempra, 3.40%, 02/01/2028	368,000	357,758
Southern Co., 4.85%, 06/15/2028	351,000	355,409
Southwest Gas Corp., 5.45%, 03/23/2028	351,000	357,888
Southwestern Electric Power Co., 4.10%, 09/15/2028	367,000	360,857
United Utilities PLC, 6.88%, 08/15/2028	326,000	348,030
Virginia Electric and Power Co., 3.80%, 04/01/2028	357,000	352,409
WEC Energy Group, Inc., 4.75%, 01/15/2028	352,000	355,286
Xcel Energy, Inc., 4.00%, 06/15/2028	363,000	357,489
		14,211,910
TOTAL CORPORATE BONDS (Cost $151,211,018)		151,906,267

SHORT-TERM INVESTMENTS - 1.9%	Units	Value
Investments Purchased with Proceeds from Securities Lending - 1.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.45% (e)	2,892,150	2,892,150
TOTAL SHORT-TERM INVESTMENTS (Cost $2,892,150)		2,892,150

TOTAL INVESTMENTS - 100.2% (Cost $154,103,168)		$154,798,417
Liabilities in Excess of Other Assets - (0.2)%		(322,032)
TOTAL NET ASSETS - 100.0%		$154,476,385
two		–%
Percentages are stated as a percent of net assets.		–%

ASA - Advanced Subscription Agreement
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $21,632,608 or 14.0% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2025. The fair value of these securities was $2,831,771 which represented 1.8% of net assets.
(c)	Step coupon bond. The rate disclosed is as of May 31, 2025.
(d)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(e)	The rate shown represents the 7-day annualized effective yield as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

F/m 3-Year Investment Grade Corporate Bond ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$151,906,267	$–	$151,906,267
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,892,150
Total Investments	$–	$151,906,267	$–	$154,798,417

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $2,892,150 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.